Premises and Equipment - Schedule of Minimum Future Annual Rent Commitments (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Property, Plant and Equipment [Abstract]
2016	$ 16,957
2017	14,751
2018	13,491
2019	11,952
2020	10,735
2021 and thereafter	41,054
Total	$ 108,940